Performance Management	Apr. 30, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risk of investing in the Growth Innovators Fund by showing changes in the Growth Innovators Fund’s performance from year to year and by showing how the Growth Innovators Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that has investment characteristics similar to those of the Growth Innovators Fund. As with all mutual funds, the Growth Innovators Fund’s past performance (before and after taxes) does not predict how the Growth Innovators Fund will perform in the future. Updated information on the Growth Innovators Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Growth Innovators Fund’s past performance (before and after taxes) does not predict how the Growth Innovators Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risk of investing in the Growth Innovators Fund by showing changes in the Growth Innovators Fund’s performance from year to year and by showing how the Growth Innovators Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that has investment characteristics similar to those of the Growth Innovators Fund.
Bar Chart [Heading]	GROWTH INNOVATORS FUND (Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 19.94% (quarter ended March 31, 2024) and the lowest return for a quarter was (31.27)% (quarter ended June 30, 2022).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)	Past One Year	Since Inception (February 12, 2021)
Growth Innovators Fund
Return Before Taxes	41.83%	4.76%
Return After Taxes on Distributions	41.83%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	24.76%	3.69%
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	25.02%	12.67%
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	29.57%	9.41%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Performance Availability Website Address [Text]	www.gabelli.com
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	19.94%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(31.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Gabelli Equity Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	The Fund has not yet commenced operations, therefore, performance information is not yet available.
Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	The Fund has not yet commenced operations, therefore, performance information is not yet available.
Gabelli Micro Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	The Fund has not yet commenced operations, therefore, performance information is not yet available.
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risk of investing in the Love Our Planet Fund by showing changes in the Love Our Planet Fund’s performance from year to year and by showing how the Love Our Planet Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. As with all mutual funds, the Love Our Planet Fund’s past performance (before and after taxes) does not predict how the Love Our Planet Fund will perform in the future. Updated information on the Love Our Planet Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Love Our Planet Fund’s past performance (before and after taxes) does not predict how the Love Our Planet Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risk of investing in the Love Our Planet Fund by showing changes in the Love Our Planet Fund’s performance from year to year and by showing how the Love Our Planet Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index.
Bar Chart [Heading]	LOVE OUR PLANET FUND (Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 9.38% (quarter ended December 31, 2022) and the lowest return for a quarter was (15.27)% (quarter ended June 30, 2022).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)	Past One Year	Since Inception (January 29, 2021)
Love Our Planet Fund
Return Before Taxes	9.95%	4.11%
Return After Taxes on Distributions	9.13%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	5.89%	2.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	13.73%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Performance Availability Website Address [Text]	www.gabelli.com
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	9.38%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(15.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Gabelli Automation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risk of investing in the Automation Fund by showing changes in the Automation Fund’s performance from year to year and by showing how the Automation Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. As with all mutual funds, the Automation Fund’s past performance (before and after taxes) does not predict how the Automation Fund will perform in the future. Updated information on the Automation Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Automation Fund’s past performance (before and after taxes) does not predict how the Automation Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risk of investing in the Automation Fund by showing changes in the Automation Fund’s performance from year to year and by showing how the Automation Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index.
Bar Chart [Heading]	AUTOMATION FUND (Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 8.51% (quarter ended December 31, 2023) and the lowest return for a quarter was (3.38)% (quarter ended June 30, 2024).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)	Past One Year	Since Inception (January 5, 2022)
Return Before Taxes	10.99%	3.35%
Return After Taxes On Distributions	10.66%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	2.42%
S&P 500 Index	25.02%	9.48%

Performance Availability Website Address [Text]	www.gabelli.com
Gabelli Automation ETF | Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	8.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(3.38%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 3, 2023, under its prior name, Gabelli Equity Income ETF. The Fund’s prior name reflected its former investment strategy seeking to attain a high level of total return, with an emphasis on income, through investing at least 80% of its net assets in income producing equity securities. Performance information will be available after the Fund has been in operation for one calendar year. Such performance, when included, will partially reflect performance under the prior investment strategy.

Performance One Year or Less [Text]	Performance information will be available after the Fund has been in operation for one calendar year.
Bar Chart [Heading]	COMMERCIAL AEROSPACE AND DEFENSE FUND (Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 8.80% (quarter ended March 31, 2024) and the lowest return for a quarter was (6.99)% (quarter ended September 30, 2023).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)
Performance [Table]

Average Annual Total Returns (for the years ended December 31, 2024, with the maximum sales charges, if applicable)	Past One Year	Since Inception (January 3, 2023)
Return Before Taxes	22.24%	18.20%
Return After Taxes On Distributions	21.60%	17.66%
Return After Taxes on Distributions and Sale of Fund Shares	13.41%	13.96%
S&P 500 Index	25.02%	26.02%

Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	8.80%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	6.99%
Lowest Quarterly Return, Date	Sep. 30, 2023
Gabelli Green Energy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	Performance information will be available after the Fund has been in operation for one calendar year.
Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risk of investing in the Financial Services Fund by showing changes in the Financial Services Fund’s performance from year to year and by showing how the Financial Services Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. As with all mutual funds, the Financial Services Fund’s past performance (before and after taxes) does not predict how the Financial Services Fund will perform in the future. Updated information on the Financial Services Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Financial Services Fund’s past performance (before and after taxes) does not predict how the Financial Services Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risk of investing in the Financial Services Fund by showing changes in the Financial Services Fund’s performance from year to year and by showing how the Financial Services Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index.
Bar Chart [Heading]	FINANCIAL SERVICES FUND (Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 18.38% (quarter ended December 31, 2023) and the lowest return for a quarter was 2.51% (quarter ended September 30, 2023).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024)
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024)	Past One Year	Since Inception (May 10, 2022)
Return Before Taxes	44.59%	30.35%
Return After Taxes On Distributions	42.21%	28.34%
Return After Taxes on Distributions and Sale of Fund Shares	26.39%	23.14%
S&P 500 Financials Index	30.56%	17.05%
S&P 500 Index	25.02%	17.56%

Performance Availability Website Address [Text]	www.gabelli.com
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	18.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	2.51%
Lowest Quarterly Return, Date	Sep. 30, 2023